Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000162391 | Lloyds Banking Group PLC8899398
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162391 | Enel SpA8899415
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162391 | Nestle SA8899333
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162391 | Banco Santander SA8899353
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162391 | SSE PLC8899404
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162391 | GSK PLC8899391
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162391 | Allianz SE8899340
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162391 | Snam SpA8899419
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | Sanofi SA8899373
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | Associated British Foods PLC8899380
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162391 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162391 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162391 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162391 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162391 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162391 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162391 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000162391 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000162391 | France
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000162391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000162391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000204585 | Taiwan Semiconductor Manufacturing Co Ltd8899503
Holdings [Line Items]
Percent of Total Investments	10.30%
C000204585 | Alibaba Group Holding Ltd8899574
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204585 | Samsung Electronics Co Ltd8899469
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204585 | HDFC Bank Ltd8899618
Holdings [Line Items]
Percent of Total Investments	3.00%
C000204585 | Tencent Holdings Ltd8899601
Holdings [Line Items]
Percent of Total Investments	2.90%
C000204585 | Bank Rakyat Indonesia Persero Tbk PT8899608
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204585 | Hon Hai Precision Industry Co Ltd8899493
Holdings [Line Items]
Percent of Total Investments	2.60%
C000204585 | Shinhan Financial Group Co Ltd8899633
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204585 | Axis Bank Ltd8899615
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204585 | Telkom Indonesia Persero Tbk PT8899611
Holdings [Line Items]
Percent of Total Investments	2.00%
C000204585 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204585 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204585 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204585 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000204585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204585 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000204585 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000204585 | India
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000204585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000204585 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000204585 | China
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000206727 | Prologis Inc REIT8899675
Holdings [Line Items]
Percent of Total Investments	4.70%
C000206727 | Canadian National Railway8899684
Holdings [Line Items]
Percent of Total Investments	4.40%
C000206727 | CSX Corp8899661
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Vinci SA8899709
Holdings [Line Items]
Percent of Total Investments	4.10%
C000206727 | Veolia Environnement SA8899706
Holdings [Line Items]
Percent of Total Investments	4.10%
C000206727 | South Bow8899688
Holdings [Line Items]
Percent of Total Investments	4.10%
C000206727 | Eversource Energy8899667
Holdings [Line Items]
Percent of Total Investments	4.00%
C000206727 | SSE PLC8899712
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206727 | American Tower REIT8899657
Holdings [Line Items]
Percent of Total Investments	3.80%
C000206727 | Guangdong Investment Ltd8899715
Holdings [Line Items]
Percent of Total Investments	3.80%
C000206727 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206727 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206727 | France
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206727 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206727 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206727 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000206727 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206727 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206727 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000206727 | United States
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000220240 | Alphabet Inc8899753
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220240 | Samsung Electronics Co Ltd8899923
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220240 | Thermo Fisher Scientific8899817
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220240 | Enel SpA8899889
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Lloyds Banking Group PLC8899874
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Charles Schwab Corp8899808
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220240 | Associated British Foods PLC8899868
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | Sony Corp Group8899898
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | Merck & Co Inc8899786
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | DuPont de Nemours8899767
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220240 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220240 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220240 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220240 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220240 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000220240 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220240 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220240 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220240 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220240 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220240 | United States
Holdings [Line Items]
Percent of Net Asset Value	47.70%